FINANCING ARRANGEMENTS - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 18, 2017	Mar. 21, 2017	Dec. 31, 2016	Mar. 27, 2015	Jan. 30, 2015	Dec. 02, 2013	Jul. 12, 2013	Oct. 04, 2012	Mar. 08, 2011	Feb. 08, 2011	Sep. 28, 2010
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 25,752			$ 30,169
Total long-term debt and other	25,444			29,846
Less: Current portion of long-term debt and other	209			1
Non-current portion of long-term debt	25,235			29,845
Series A-3 Tranche A Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	0			1,032
Total long-term debt and other	0			1,016
Series A-4 Tranche A Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	0			668
Total long-term debt and other	0			658
Series D-2 Tranche B Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	0			1,068
Total long-term debt and other	0			1,048
Series C-2 Tranche B Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	0			823
Total long-term debt and other	0			805
Series E-1 Tranche B Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	0			2,456
Total long-term debt and other	0			2,429
Series F Tranche B Term Loan Facility
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	3,521			3,892
Total long-term debt and other	$ 3,420			3,815
Stated interest rate	4.94%
Senior Secured Notes 6.50% Due March 2022
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,250			0
Total long-term debt and other	$ 1,235			0
Stated interest rate	6.50%		6.50%
Senior Secured Notes 7.00% Due March 2024
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 2,000			0
Total long-term debt and other	$ 1,975			0
Stated interest rate	7.00%		7.00%
Senior Secured Notes 5.50% Notes Due November 2025
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,750			0
Total long-term debt and other	$ 1,729			0
Stated interest rate	5.50%
6.75% Senior Notes due August 2018
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 0			1,600
Total long-term debt and other	$ 0			1,593
Stated interest rate	6.75%							6.75%
5.375% Senior Notes due March 2020
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,708			2,000
Total long-term debt and other	$ 1,699			1,985
Stated interest rate	5.375%				5.375%
7.00% Senior Notes due in October 2020
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 71			690
Total long-term debt and other	$ 71			689
Stated interest rate	7.00%											7.00%
6.375% Senior Notes due in October 2020
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 661			2,250
Total long-term debt and other	$ 656			2,231
Stated interest rate	6.375%								6.375%
7.50% Senior Notes due July 2021
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,625			1,625
Total long-term debt and other	$ 1,615			1,613
Stated interest rate	7.50%							7.50%
6.75% Senior Notes due in August 2021
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 650			650
Total long-term debt and other	$ 648			647
Stated interest rate	6.75%										6.75%
5.625 % Senior Notes due December 2021
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 900			900
Total long-term debt and other	$ 896			894
Stated interest rate	5.625%						5.625%
7.25% Senior Notes due in July 2022
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 550			550
Total long-term debt and other	$ 545			543
Stated interest rate	7.25%									7.25%
5.50% Senior Notes due March 2023
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,000			1,000
Total long-term debt and other	$ 993			992
Stated interest rate	5.50%					5.50%
5.875% Senior Notes due May 2023
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 3,250			3,250
Total long-term debt and other	$ 3,224			3,220
Stated interest rate	5.875%				5.875%
4.50% Senior Notes Due 2023
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,801			1,578
Total long-term debt and other	$ 1,787			1,563
Stated interest rate	4.50%				4.50%
6.125% Senior Notes due April 2025
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 3,250			3,250
Total long-term debt and other	$ 3,222			3,218
Stated interest rate	6.125%				6.125%
9.00% Senior Notes due December 2025
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 1,500			0
Total long-term debt and other	$ 1,464			0
Stated interest rate	9.00%	9.00%
Other
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 15			12
Total long-term debt and other	$ 15			12
Revolving credit facility
Long-term debt, net of unamortized debt discount [Line Items]
Stated interest rate	5.32%
Revolving credit facility | Revolving Credit Facility Due April 2018
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	$ 0			875
Total long-term debt and other	0			875
Revolving credit facility | Revolving Credit Facility Due April 2020
Long-term debt, net of unamortized debt discount [Line Items]
Principal Amount	250			0
Total long-term debt and other	$ 250			$ 0